Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

Note 11 – Fair Value of Financial Instruments

Financial instruments are recorded at carrying value in the financial statements and approximate fair value as of the dates presented.  The fair value of these instruments is disclosed below in accordance with current accounting guidance related to financial instruments.

The fair value of funds restricted for construction activity and loans payable are determined based on their carrying amount and utilizing level 1 methods and assumptions.  As of December 31, 2015, the Company did not have any funds restricted for construction activity and as of December 31, 2014, the carrying amount of the Company’s funds restricted for construction activity was $47, which equates to its estimated fair value.  As of December 31, 2015 and 2014, the carrying amount of the Company’s loans payable was $16,721 and $18,398, respectively, which equates to their estimated fair value.  The fair value of cash and cash equivalents, which is comprised of a money market fund, is determined based on the net asset value per unit utilizing level 2 methods and assumptions.  As of December 31, 2015 and 2014, the carrying amounts of the Company's cash and cash equivalents were $3,229 and $4,138, which equates to their fair value.

The carrying amounts and estimated fair values of the Company’s long-term debt is as follows:

	December 31,
	2015	2014
Carrying amount	$1,779,205	$1,619,270
Estimated fair value	1,905,393	1,694,424

The fair value of long-term debt has been determined by discounting the future cash flows using current market interest rates for similar financial instruments of the same duration utilizing level 2 methods and assumptions.  The Company’s customers’ advances for construction have a carrying value of $86,934 and $78,301 at December 31, 2015 and 2014, respectively.  Their relative fair values cannot be accurately estimated because future refund payments depend on several variables, including new customer connections, customer consumption levels and future rate increases.  Portions of these non-interest bearing instruments are payable annually through 2025 and amounts not paid by the contract expiration dates become non-refundable.  The fair value of these amounts would, however, be less than their carrying value due to the non-interest bearing feature.